Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
11.	Commitments and Contingencies

In the ordinary course of business, the Company has various outstanding commitments and contingent liabilities that are not reflected in the accompanying consolidated financial statements. In addition, the Company is involved in certain claims and legal actions arising in the ordinary course of business. The outcome of these claims and actions are not presently determinable; however, in the opinion of the Company's management, after consulting legal counsel, the ultimate disposition of these matters will not have a material adverse effect on the Company's financial position. The following table presents the notional amount of the Company's off-balance sheet financial instruments as of December 31:

(Dollar amounts in thousands)	2011	2010
Loans in process and commitments:
Fixed interest rate	$25,487	$14,472
Variable interest rate	16,585	14,690
Lines of credit (unfunded):
Commercial	22,312	20,783
Consumer	51,145	51,373
Letters of credit:
Standby	14,461	14,751
Interest Rate Cap Contracts	200,000	100,000
Interest Rate Swap Contracts	35,000	35,000

Commitments to extend credit involve, to a varying degree, elements of credit and interest rate risk in excess of amounts recognized in the consolidated statement of financial condition. The Company's exposure to credit loss in the event of non-performance by the other party for commitments to extend credit is represented by the contractual amount of these commitments, less any collateral value obtained. The Company uses the same credit policies in making commitments as for on-balance sheet instruments.

The Company's distribution of commitments to extend credit approximates the distribution of loans receivable outstanding. The fair value of the off balance sheet items approximated the carrying value of those items at those dates.